EQUITY (Detail Textuals 1)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Dec. 31, 2012 1997 Stock Option Plan Stock Options USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock reserved for issuance							1,000,000
Term of options granted							10 years
Options, Exercised				(12,000)		(4,000)	12,000
Proceeds from employees stock options exercised	$ 21,000	135,000	203,000				$ 21,300